Federated Hermes International Leaders Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.0%
		Australia—0.7%
619,684		Orica Ltd.	$6,530,740
		Belgium—1.7%
312,400		Anheuser-Busch InBev NV	15,085,478
		Canada—0.8%
393,000	[1]	CAE, Inc.	7,175,650
		Denmark—1.1%
86,000		Novo Nordisk A/S	9,187,155
		Finland—1.5%
831,000		Metso Outotec Oyj	6,510,064
697,100		Nordea Bank Abp	6,460,732
		TOTAL	12,970,796
		France—22.4%
962,400	[1]	Accor SA	23,032,628
144,500		Airbus Group SE	14,178,155
422,750		AXA SA	9,976,746
209,737		BNP Paribas SA	9,774,815
265,500		Edenred	13,438,835
6,600		LVMH Moet Hennessy Louis Vuitton SA	4,268,870
80,465		Pernod Ricard SA	14,782,605
238,200	[1]	Renault S.A.	6,807,355
128,176		Safran SA	13,056,829
115,800		Sanofi	9,530,646
46,500		Schneider Electric SA	5,519,662
23,900		Teleperformance	6,815,324
252,200		TotalEnergies SE	12,806,655
384,700		Veolia Environnement SA	8,566,878
192,100		Vinci SA	17,781,366
566,600	[1]	Worldline SA	24,235,531
		TOTAL	194,572,900
		Germany—11.3%
521,300		Bayer AG	27,556,453
171,500	[1]	Daimler Truck Holding AG	4,398,460
1,045,200		Deutsche Telekom AG, Class REG	19,733,226
28,300		Muenchener Rueckversicherungs-Gesellschaft AG	6,765,136
50,700		Rheinmetall AG	8,057,489
103,100		RWE AG	3,946,580
124,644		SAP SE	10,639,811
164,400		Siemens AG	16,689,362
		TOTAL	97,786,517
		Hong Kong—2.1%
1,119,600		AIA Group Ltd.	10,797,093
169,200		Hong Kong Exchanges & Clearing Ltd.	6,812,901
		TOTAL	17,609,994
		Ireland—2.9%
303,105		CRH PLC	11,148,893
37,291	[1]	ICON PLC	7,824,771

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—continued
23,000		Linde PLC	$6,480,465
		TOTAL	25,454,129
		Italy—0.9%
4,515,000		Intesa Sanpaolo SpA	7,800,844
		Japan—14.1%
405,200		Asahi Group Holdings Ltd.	13,565,935
55,200		Keyence Corp.	20,778,705
3,162,300		Mitsubishi UFJ Financial Group, Inc.	16,357,184
75,200		Nidec Corp.	5,000,394
90,900		Oriental Land Co. Ltd.	13,543,317
55,300		Sony Group Corp.	4,386,320
577,500		Subaru Corp.	10,485,873
550,600		Sumitomo Mitsui Financial Group, Inc.	16,580,515
402,100		Terumo Corp.	12,934,488
214,700		Yamaha Corp.	8,354,969
		TOTAL	121,987,700
		Mexico—0.7%
100,800		Fomento Economico Mexicano, SA de C.V., ADR	6,321,168
		Netherlands—4.1%
17,600		ASM International N.V.	4,775,110
15,165		ASML Holding N.V.	7,353,683
665,368		Shell PLC	17,609,970
459,700		Stellantis N.V.	6,128,352
		TOTAL	35,867,115
		Singapore—1.3%
473,739		DBS Group Holdings Ltd.	11,024,216
		Switzerland—10.8%
280,500		Adecco Group AG	8,862,777
38,300		Cie Financiere Richemont SA	4,276,869
165,435		Julius Baer Gruppe AG	7,979,360
33,262		Lonza Group AG	17,683,428
159,300		Nestle S.A.	18,655,608
51,150		Roche Holding AG	16,474,162
28,000		Sika AG	6,266,764
21,000		Tecan AG	7,702,730
336,500		UBS Group AG	5,314,895
		TOTAL	93,216,593
		United Kingdom—16.6%
472,113		Anglo American PLC	15,161,949
211,117		AstraZeneca PLC	26,125,342
433,800		British American Tobacco PLC	17,376,319
153,100		Diageo PLC	6,683,056
909,500		Imperial Brands PLC	19,982,974
2,718,000		Informa PLC	17,233,619
1,820,000		Natwest Group PLC	5,203,289
1,182,000		Prudential PLC	12,357,012
4,459,000	[1]	SSP Group PLC	10,924,849
9,927,000		Vodafone Group PLC	13,317,993
		TOTAL	144,366,402

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—1.0%
224,429	Schlumberger Ltd.	$8,561,967
	TOTAL COMMON STOCKS (IDENTIFIED COST $913,384,373)	815,519,364
	INVESTMENT COMPANY—5.2%
45,335,710	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[2]	45,322,109
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $958,707,602)	860,841,473
	OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	6,657,786
	TOTAL NET ASSETS—100%	$867,499,259
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Value as of 11/30/2021	$—	$—	$—
Purchases at Cost	$128,215,388	$517,800,872	$646,016,260
Proceeds from Sales	$(128,215,388)	$(472,472,250)	$(600,687,638)
Change in Unrealized Appreciation/Depreciation	N/A	$(1,120)	$(1,120)
Net Realized Gain/(Loss)	N/A	$(5,393)	$(5,393)
Value as of 8/31/2022	$0	$45,322,109	$45,322,109
Balance of Shares Held as of 8/31/2022	0	45,335,710	$45,335,710
Dividend Income	$50,727	$209,849	$260,576
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$8,561,967	$—	$—	$8,561,967
International	21,321,589	785,635,808	—	806,957,397
Investment Companies	45,322,109	—	—	45,322,109
TOTAL SECURITIES	$75,205,665	$785,635,808	$—	$860,841,473
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt